Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 156,849	$ 144,841
Cost of revenue	39,425	37,414
Gross profit	117,424	107,427
Operating expenses:
Research and development	56,596	51,511
Sales and marketing	60,042	61,377
General and administrative	48,910	41,049
Impairment of intangible asset and capitalized development	0	15,213
Total operating expenses	165,548	169,150
Loss from operations	(48,124)	(61,723)
Interest and other income, net	4,495	6,281
Loss from operations before income taxes	(43,629)	(55,442)
Income tax provision	(743)	(332)
Net loss attributable to common stockholders	(44,372)	(55,774)
Unrealized gain on investments	(9)	41
Comprehensive loss	$ (44,381)	$ (55,733)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.72)	$ (0.93)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.72)	$ (0.93)
Weighted-average shares used in computing net loss per share attributable to common shareholders, basic (in shares)	61,721	60,212
Weighted-average shares used in computing net loss per share attributable to common shareholders, diluted (in shares)	61,721	60,212